Basis of Presentation and General Information	6 Months Ended
Jun. 30, 2014
Basis of Presentation and General Information [Abstract]
Basis of Presentation and General Information

1. Basis of Presentation and General Information

Basis of Presentation: Paragon Shipping Inc. (“Paragon”) is a public company incorporated in the Republic of the Marshall Islands on April 26, 2006 and is engaged in the ocean transportation of drybulk cargoes worldwide through the ownership and operation of drybulk carriers. In December 2006, Paragon established a branch in Greece under the provision of Law 89 of 1967, as amended.

The accompanying unaudited interim condensed consolidated financial statements include the accounts of Paragon Shipping Inc. and its wholly-owned subsidiaries (collectively the “Company”) as discussed below as of December 31, 2013 and June 30, 2014 and for the six months ended June 30, 2013 and 2014.

Drybulk Vessel Owning Subsidiaries:

Vessel Owning Company	Date of Incorporation	Country of Incorporation	Vessel’s Name	Delivery Date	Built	DWT
Trade Force Shipping S.A.	November 15, 2006	Marshall Islands	Deep Seas	December 2006	1999	72,891
Frontline Marine Company	November 15, 2006	Marshall Islands	Calm Seas	December 2006	1999	74,047
Fairplay Maritime Ltd.	November 15, 2006	Marshall Islands	Kind Seas	December 2006	1999	72,493
Donna Marine Co.	July 4, 2007	Marshall Islands	Pearl Seas	August 2007	2006	74,483
Protea International Inc.	July 17, 2007	Liberia	Sapphire Seas	August 2007	2005	53,702
Reading Navigation Co.	July 17, 2007	Liberia	Diamond Seas	September 2007	2001	74,274
Imperator I Maritime Company	September 27, 2007	Marshall Islands	Coral Seas	November 2007	2006	74,477
Canyon I Navigation Corp.	September 27, 2007	Marshall Islands	Golden Seas	December 2007	2006	74,475
Paloma Marine S.A.	June 19, 2008	Liberia	Friendly Seas	August 2008	2008	58,779
Eris Shipping S.A.	April 8, 2010	Liberia	Dream Seas	July 2010	2009	75,151
Coral Ventures Inc.	August 5, 2009	Liberia	Prosperous Seas	May 2012	2012	37,293
Winselet Shipping And Trading Co. Ltd.	April 6, 2010	Liberia	Precious Seas	June 2012	2012	37,205
Aminta International S.A.	May 5, 2010	Liberia	Priceless Seas	January 2013	2013	37,202
Adonia Enterprises S.A.	May 5, 2010	Liberia	Proud Seas (1)	January 2014	2014	37,227

(1) Refer to Notes 4, 5 and 7

Vessel Under Construction Owning Subsidiaries:

Vessel Owning Company	Date of Incorporation	Country of Incorporation	Hull Number	Type	Expected Delivery	DWT / TEU
Nereus Navigation Ltd.	May 4, 2010	Marshall Islands	Box King (1)	Containership	2014	4,800 TEU
Alcyone International Marine Inc.	June 17, 2013	Liberia	DY152	Drybulk Carrier	2014	63,500 Dwt
Neptune International Shipping & Trading S.A.	June 17, 2013	Liberia	DY153	Drybulk Carrier	2014	63,500 Dwt
Amphitrite Shipping Inc.	June 17, 2013	Liberia	DY4050 (2)	Drybulk Carrier	2015	63,500 Dwt
Mirabel International Maritime Co.	June 17, 2013	Liberia	DY4052 (2)	Drybulk Carrier	2015	63,500 Dwt
Dolphin Sunrise Limited	February 25, 2014	Marshall Islands	YZJ1144 (2)	Drybulk Carrier	2015	81,800 Dwt
Nautilus Investment Limited	February 25, 2014	Marshall Islands	YZJ1145 (2)	Drybulk Carrier	2015	81,800 Dwt
Oceanus Investments Limited	February 25, 2014	Marshall Islands	YZJ1142 (2)	Drybulk Carrier	2015	81,800 Dwt

(1) C/V Box King was sold and delivered to an unrelated third party on May 23, 2014 (refer to Note 4)

(2) Refer to Note 4

Non-Vessel Owning Subsidiaries:

Non-Vessel Owning Company	Date of Incorporation	Country of Incorporation
Camelia Navigation S.A.	November 15, 2006	Marshall Islands
Explorer Shipholding Limited	November 15, 2006	Marshall Islands
Epic Investments Inc.	December 21, 2006	Marshall Islands
Opera Navigation Co.	December 21, 2006	Marshall Islands
Ovation Services Inc.	September 16, 2009	Marshall Islands
Irises Shipping Ltd.	October 6, 2009	Marshall Islands
Letitia Shipping Limited	May 4, 2010	Marshall Islands
Ardelia Navigation Limited	June 15, 2010	Liberia
Eridanus Trading Co.	July 1, 2010	Liberia
Delphis Shipping Company S.A.	February 7, 2011	Liberia

The accompanying unaudited interim condensed consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) for interim financial information. Accordingly, they do not include all of the information and footnotes required by U.S. GAAP for complete financial statements. In the opinion of the management of the Company, all adjustments (consisting of normal recurring adjustments) necessary for a fair presentation of financial position, operating results and cash flows have been included in the accompanying unaudited interim condensed consolidated financial statements. Interim results are not necessarily indicative of results that may be expected for the year ending December 31, 2014. These financial statements should be read in conjunction with the consolidated financial statements and footnotes for the year ended December 31, 2013 included in the Company’s Annual Report.

The Company outsources the technical and commercial management of its vessels to Allseas Marine S.A. (“Allseas”), a related party wholly owned by Mr. Michael Bodouroglou, the Company’s Chairman, President and Chief Executive Officer (refer to Note 3).

As of June 30, 2014, Mr. Michael Bodouroglou beneficially owned 27.9% of the Company’s common stock.